INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective tax rate

A reconciliation of the federal statutory income tax rate to the Company's effective income tax rate is as follows:

	Year Ended December 31,
	2015	2014
Federal statutory income tax rate	(34.0)%	(34.0)%
State income taxes, net of federal benefit	(3.0)	(5.3)
Stock based compensation	0.2	15.4
Acquisition expenses	0.0	6.2
Permanent differences	16.5	1.3
Other	1.5	1.5
Change in valuation allowance	18.8	14.9

Provision for income taxes	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company's deferred income taxes are shown below:

	Year Ended December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$1,785,000	$1,785,000
Fixed assets	3,000	2,000
Stock based compensation	—	—

Total deferred tax assets	1,788,000	1,787,000

Deferred tax liabilities
Stock based compensation	(128,000)	(122,000)
Other accruals	(32,000)	(31,000)
Total deferred tax liabilities	(160,000)	(153,000)
Net deferred tax assets
Valuation allowance	(1,628,000)	(1,634,000)

Net deferred tax liability	$—	$—